Trade and other receivables (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 01, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Trade and other non-current receivables [abstract]
Accrued revenue and lease incentive		$ 1.3		$ 2.0
Payment in advance for property, plant and equipment		20.9		22.2
Deferred consideration		96.2		89.3
Withholding tax receivables		26.5		22.3
Other receivables		7.0
Trade and other non-current receivables		151.9		135.8
Trade and other current receivables [abstract]
Net trade receivables		109.1		107.5
Other receivables		35.2		33.4
Prepaid land rent		1.5		2.1
Other prepaid expenses		6.5		9.2
Advance payments		32.2		12.4
Withholding tax receivables		3.6		10.1
VAT receivables		8.0		6.7
Trade and other current receivables		196.1		181.4
Accrued revenue		$ 33.0		45.2
Cash flow projection period for assessment of withholding tax asset recoverability		5 years
Vendor loan notes issued on disposal of subsidiaries | Rwanda, Rwanda Francs
Trade and other current receivables [abstract]
Notional amount		$ 70.0
Interest rate		12.00%
Repayable term		2 years
Vendor loan notes issued on disposal of subsidiaries | United States of America, Dollars
Trade and other current receivables [abstract]
Notional amount		$ 24.5
Repayable term		3 years
NIGERIA
Trade and other current receivables [abstract]
Withholding tax rate on colocation and telecommunication tower services	2.00%		10.00%
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term		20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables		$ 124.6		119.6
Allowance for expected credit losses
Trade and other current receivables [abstract]
Net trade receivables		$ (15.5)		$ (12.1)